PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, plant and equipment, net

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Machinery and equipment	10,960,943	12,205,626
Buildings (1)	3,439,100	3,544,527
Furniture and fixtures	212,388	244,198
Electronic office equipment	178,069	218,565
Motor vehicles	55,940	57,655
Leasehold improvements	909,999	1,263,286
Construction in progress	131,798	22,825
Gross amount	15,888,237	17,556,682
Less: accumulated depreciation	(3,506,001)	(4,223,450)
Less: amortization of leasehold improvements	(110,361)	(235,187)
Total property and Equipment, net	12,271,875	13,098,045

(1)	In August 2024, Zhongke Components entered into an agreement with a third-party as a lessor to lease the fourth floor for two years and a half. The lease agreement will expire in February 2027.

(2)	For the six months ended June 30, 2025 and 2026, RMB2,058,270 (equivalent to US$284,456) and RMB1,070,009 (equivalent to US$155,923) of construction in progress was transferred to property, plant and equipment, respectively.

(3)	For the six months ended June 30, 2025 and 2026, the Company recorded no impairment on its property, plant and equipment. And no property, plant and equipment were pledged as of December 31, 2025 and June 30, 2026.

(4)	Depreciation expense was US$333,037 and US$725,762 for the six months ended June 30, 2025 and 2026, respectively.